Loan Receivables (Details) - 12 months ended Mar. 31, 2025	SGD ($)	USD ($)
Loan Receivables [Abstract]
Loan receivable bears interest	5.00%	5.00%
Unsecured and repayable term	3 years	3 years
Repayment of loan	$ 1,250,000	$ 929,023